Trade accounts receivable - Trade accounts receivable, less allowance for doubtful accounts (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Trade accounts receivable [Line Items]
Trade accounts receivable	€ 3,668,256,000	€ 3,864,217,000
finance lease receivables	59,162,000	58,336,000
less allowance for doubtful accounts	116,041,000	474,891,000
Trade accounts receivable, net	€ 3,552,215,000	€ 3,389,326,000
Collection period for trade accounts receivable	1 year	1 year
Trade accounts receivable included in other non-current assets	€ 88,437,000	€ 90,344,000
Allowance Trade Accounts Receivable Allowance Increase	3,490,000
Allowance Trade Accounts Receivable Increase IFRS 15	357,119,000
Allowance Trade Accounts Receivable Non Current IFRS 9	278,000
Credit impaired trade AR [Member]
Trade accounts receivable [Line Items]
Trade accounts receivable	381,738,000
less allowance for doubtful accounts	87,327,000
Trade accounts receivable, net	€ 294,411,000